Equity - Share Repurchase Program (Details) - shares	Dec. 31, 2025	Dec. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	17,347,347,635					17,891,131,350
Shares outstanding
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)		17,161,167,575	17,198,605,045	17,296,423,895	17,347,347,635	17,380,124,735	17,380,124,735	17,650,487,035	17,827,507,880	17,889,224,850		17,891,131,350
Shares repurchased in Treasury
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)		37,437,470	97,818,850	50,923,740	32,777,100	0	270,362,300	177,020,845	61,716,970		1,906,500